Summary of Significant Accounting Policies - Reconciliation of net income (loss) per common stock (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A common stock
Summary of Significant Accounting Policies
Allocation of net income (loss)	$ (328,630)		$ 18,026,419	$ (264,590)	$ 12,441,680		$ 15,386,968	$ (193,470)
Weighted average shares outstanding, basic	4,312,774		42,500,000	18,026,419	42,500,000		42,500,000	35,224,658
Weighted average shares outstanding, diluted	4,312,774		42,500,000	18,026,419	42,500,000		42,500,000	35,224,658
Basic net income (loss) per share	$ (0.08)	$ 0.03	$ 0.06	$ (0.01)	$ 0.29	$ 0.32	$ 0.36	$ (0.01)
Diluted net income (loss) per share	$ (0.08)	0.03	$ 0.06	$ (0.01)	$ 0.29	0.32	$ 0.36	$ (0.01)
Class B common stock
Summary of Significant Accounting Policies
Allocation of net income (loss)	$ (809,615)		$ 10,625,000	$ (155,953)	$ 3,110,420		$ 3,846,742	$ (58,163)
Weighted average shares outstanding, basic	10,625,000		10,625,000	10,625,000	10,625,000		10,625,000	10,589,629
Weighted average shares outstanding, diluted	10,625,000		10,625,000	10,625,000	10,625,000		10,625,000	10,589,629
Basic net income (loss) per share	$ (0.08)	0.03	$ 0.06	$ (0.01)	$ 0.29	0.32	$ 0.36	$ (0.01)
Diluted net income (loss) per share	$ (0.08)	$ 0.03	$ 0.06	$ (0.01)	$ 0.29	$ 0.32	$ 0.36	$ (0.01)